THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary): | THE HARTFORD GROWTH ALLOCATION FUND
THE HARTFORD GROWTH ALLOCATION FUND

SUPPLEMENT

DATED MARCH 28, 2012 TO

THE HARTFORD GROWTH ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Growth Allocation Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved a Form of Agreement and Plan of Reorganization that provides for the reorganization of The Hartford Equity Growth Allocation Fund, another series of The Hartford Mutual Funds, Inc., into the Fund, as described more fully below.

Sub-Adviser Change

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                           Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser